OTHER LONG TERM ASSETS - Summary of Other Long Term Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other long term assets [Line Items]
Other long term assets	$ 17,639	$ 10,681
Deferred tax asset	119	294
Capitalized project costs	4,932	0
Ship Finance International Ltd [Member]
Other long term assets [Line Items]
Prepaid charter hire expenses (straight-lining of lease expense)	3,700	3,700
Other Long Term Assets [Member]
Other long term assets [Line Items]
Other long term assets	0	1,500
Prepaid Charter Hire Expenses [Member] | Ship Finance International Ltd [Member]
Other long term assets [Line Items]
Prepaid charter hire expenses (straight-lining of lease expense)	$ 12,588	$ 8,887